Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Benefit plans
NOTE 16.	BENEFIT PLANS

Plan Descriptions

Qualified and Non-qualified Defined Benefit Plans

Cablevision Retirement Plans (collectively, the "Cablevision Defined Benefit Plans")

The Company sponsors a non-contributory qualified defined benefit cash balance retirement plan (the "Pension Plan") for the benefit of non-union employees other than those of the theater business.  Under the Pension Plan, the Company credits a certain percentage of eligible pay into an account established for each participant which is credited with a market based rate of return monthly.  As of May 1, 2009, the Pension Plan was amended to "freeze" all benefits earned through April 30, 2009 for all Newsday participants, although these employees continue to earn interest credits on those earned benefits.

The Company also maintains an unfunded non-contributory non-qualified defined benefit excess cash balance plan ("Excess Cash Balance Plan") covering certain employees of the Company who participate in the Pension Plan, as well as an additional unfunded non-contributory non-qualified defined benefit plan ("CSC Supplemental Benefit Plan")  for the benefit of certain officers and employees of the Company which provides that, upon attaining normal retirement age, a participant will receive a benefit equal to a specified percentage of the participant's average compensation, as defined.  All participants are 100% vested in the CSC Supplemental Benefit Plan.

Effective January 1, 2010, employees of Madison Square Garden ceased participation in the Pension Plan and Excess Cash Balance Plan and began participation in a Madison Square Garden sponsored cash balance pension plan and an excess cash balance plan (the "MSG Plans Transfer").  Also effective January 1, 2010, Madison Square Garden assumed the liability to pay benefits to its current and former employees who had previously participated in the Pension Plan and Excess Cash Balance Plan.

Plan Results for Defined Benefit Plans

Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's qualified and non-qualified defined benefit pension plans at December 31, 2010 and 2009:

	Cablevision Defined Benefit Plans
	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$301,716	$248,618
Service cost	40,786	40,862
Interest cost	14,354	13,359
Actuarial loss (gain)	(21,366)	11,474
Benefits paid	(10,820)	(12,597)
Benefit obligations relating to Madison Square Garden as a result of the MSG Plans Transfer(a)	(15,642)	-
Benefit obligation at end of year	309,028	301,716

Change in plan assets:
Fair value of plan assets at beginning of year	194,468	152,909
Actual return on plan assets, net	3,935	1,189
Employer contributions	50,109	52,967
Benefits paid	(10,820)	(12,597)
Plan assets relating to Madison Square Garden as a result of the MSG Plans Transfer(a)	(9,580)	-
Fair value of plan assets at end of year	228,112	194,468

Unfunded status at end of year	$(80,916)	$(107,248)
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(a)
Represents amounts as calculated on January 1, 2010 which represented the date employees of Madison Square Garden ceased participation in the Pension Plan.  Plan assets are expected to be transferred to a Madison Square Garden sponsored trust in 2011.

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive loss (income) for the years ended December 31, 2010 and 2009 are as follows:

	Cablevision Defined Benefit Plans
	2010	2009

Actuarial loss (gain)	$(19,186)	$13,947
Recognized actuarial loss	(5,831)	(5,265)
Recognized prior service cost	-	(26)
Transfer of unrecognized actuarial loss to Madison Square Garden as a result of the MSG Plans Transfer	(3,712)	-
Transfer of unrecognized prior service cost to Madison Square Garden as a result of the MSG Plans Transfer	(155)	-
	$(28,884)	$8,656

Pre-tax actuarial loss and prior service costs balances recognized in accumulated other comprehensive loss at December 31, 2010 and 2009 are as follows:

	Cablevision Defined Benefit Plans
	2010	2009

Actuarial loss	$44,736	$73,465
Prior service cost	-	155
Total recognized in other comprehensive loss	$44,736	$73,620

The accumulated benefit obligations for the Cablevision Qualified and Non-qualified Defined Benefit Plans aggregated $309,028 and $301,716 at December 31, 2010 and 2009, respectively.

Approximately $1,561 in accumulated other comprehensive loss is expected to be recognized as a component of net periodic benefit cost during the next fiscal year relating to the defined benefit plans.

The Company's net funded status relating to its defined benefit plans at December 31, 2010 is as follows:

Cablevision Defined Benefit Plans	$(80,916)
Less: Current portion	2,031
Long-term defined benefit plan obligations	$(78,885)

Components of the net periodic benefit cost (credit), recorded primarily in selling, general and administrative expenses, for the Cablevision Defined Benefit Plans for the years ended December 31, 2010, 2009 and 2008, are as follows:

	Cablevision Defined Benefit Plans
	2010*	2009*	2008*

Service cost	$40,786	$40,862	$35,773
Acquisition - service cost	-	-	1,471
Interest cost	14,354	13,359	11,876
Expected return on plan assets, net	(6,116)	(3,707)	(12,233)
Recognized prior service cost	-	26	26
Recognized actuarial loss	5,831	5,265	-
Settlement loss	-	55	-
Net periodic benefit cost	$54,855	$55,860	$36,913
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*
The table includes net periodic benefit costs of approximately $4,988 for the year ended December 31, 2010 relating to AMC Networks and approximately $9,965 and $6,037 for the years ended December 31, 2009 and 2008, respectively, relating to Madison Square Garden and AMC Networks, that is reflected as a component of discontinued operations in the Company's consolidated financial statements.

Plan Assumptions for Defined Benefit Plans

Weighted-average assumptions used to determine net periodic cost (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Cablevision Defined Benefit Plans are as follows:

	Weighted-Average Assumptions
	Net Periodic Benefit Cost for the Years Ended December 31,			Benefit Obligations at December 31,
	2010	2009	2008	2010	2009

Discount rate	5.17%	5.58%	5.75%	5.25%	5.17%
Rate of increase in future compensation levels	3.50%	4.50%	4.50%	3.50%	3.50%
Expected rate of return on plan assets (qualified plans only)	4.38%	4.00%	7.91%	N/A	N/A

In 2010, 2009 and 2008, the discount rates used by the Company in calculating the net periodic benefit cost were determined (based on the expected duration of the benefit payments for the pension plans) from the Buck Consultants' Discount Rate Model (which is developed by examining the yields on selected highly rated corporate bonds), to select a rate at which the Company believed the pension benefits could be effectively settled.

In December 2010, the Pension Plan's actuary completed an experience study of the demographic assumptions used in the actuarial valuation of the Pension Plan.  The assumptions reviewed included the expected rates of termination and retirement, as well as the assumed timing of benefit commencements and lump sum utilization rates.  Based on this analysis, the actuary developed revised demographic assumptions, which were utilized in calculating the benefit obligations as of December 31, 2010.  The use of the revised assumptions resulted in an increase in the Pension Plan's expected duration of benefit payments as compared to the previous years.  Although overall discount rates have decreased as compared to the prior year, this increase in the expected duration of benefit payments yielded a higher discount rate as compared to the discount rate under the Pension Plan's historical expected duration of benefit payments.

The Company's expected long-term return on plan assets is based on a periodic review and modeling of the plan's asset allocation structure over a long-term horizon.  Expectations of returns for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward looking economic outlook, and economic/financial market theory.  The expected long-term rate of returns were selected from within the reasonable range of rates determined by (a) historical real returns, net of inflation, for the asset classes covered by the investment policy, and (b) projections of inflation over the long-term period during which benefits are payable to plan participants.

Plan Assets and Investment Policy

The weighted average asset allocations of the Pension Plan at December 31, 2010 and 2009 were as follows:

	Plan Assets at December 31,
	2010	2009(b)
Asset Class:

Fixed income securities	91%	37%
Cash equivalents and other(a)	9	63
	100%	100%
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(a)	This class represents investment in mutual funds that invest primarily in money market securities.
(b)	In 2009, the Pension Plan assets were included in the Cablevision Retirement Plan Master Trust ("Master Trust").

On January 1, 2007, the Pension Plan assets, along with the assets of Madison Square Garden sponsored pension plans, were pooled together into the Master Trust.  Although assets of these plans were commingled in the Master Trust, the trustee maintained supporting records for the purpose of allocating the net gain or loss of the investment account to these plans. The net investment income or loss of the investment assets was allocated by the trustee to the Pension Plan and Madison Square Garden sponsored pension plans based on the relationship of the interest of each plan to the total of the interests of the plans in the Master Trust.

On July 1, 2008, the trustee for the Master Trust was replaced, whereby the trustee maintained the assets of the Pension Plan separately from the Madison Square Garden sponsored pension plans. All investment gains and losses that prior to July 1, 2008 were allocated between the Pension Plan and Madison Square Garden sponsored pension plans based on their interest in the total assets of the Master Trust, were accounted for by the trustee based on investment gains and losses on the assets held in the Cablevision Plan Trust (for the Pension Plan) and MSG Pension Plan Trust (for the Madison Square Garden sponsored pension plans).

In November 2008, the Master Trust's investment objectives were amended to reflect an overall lower risk tolerance to stock market volatility.  The amended investment objectives modified the asset allocations so that any equity investments held by the Master Trust would be reinvested in cash, cash equivalent investments and/or other appropriate fixed income investments.

In June 2010, as a result of the MSG Distribution, the Master Trust was converted to a single employer trust ("Pension Plan Trust") whereby the Pension Plan was the sole member.  All Madison Square Garden sponsored pension plans were transferred from the Master Trust to a newly-formed Madison Square Garden trust.

The Pension Plan Trust's investment objectives continue to reflect the amended objectives of the Master Trust which is to invest in portfolios that would obtain a market rate of return throughout economic cycles, commensurate with the investment risk and cash flow needs of the Pension Plan.  This requires the Pension Plan to subject a portion of its assets to increased risk to generate a greater rate of return.  The investments held in the Pension Plan are readily marketable and can be sold to fund benefit payment obligations of the plan as they become payable.

Investment allocation decisions are formally made by the Company's Investment and Benefit Committee, which takes into account investment advice provided by its external investment consultant.  The investment consultant takes into account expected long-term risk, return, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company's Investment and Benefit Committee.  The investment consultant also takes into account the Pension Plan's liabilities when making investment allocation decisions. These decisions are driven by asset/liability studies conducted by the external investment consultant who combine actuarial considerations and strategic investment advice.  The major categories of the Pension Plan Trust's assets are cash equivalents and bonds which are marked-to-market on a daily basis.  Due to the Pension Plan Trust's significant holdings in long-term government and non-government securities, the Pension Plan Trust's assets are subjected to interest-rate risk; specifically, a rising interest rate environment. However, these assets are structured in an asset/liability framework. Consequently, an increase in interest rates causes a corresponding decrease to the overall liability of the Pension Plan thus creating a hedge against rising interest rates. Additional risks involving the asset/liability framework include earning insufficient returns to cover future liabilities and imperfect hedging of the liability. In addition, a portion of the Pension Plan Trust's bond portfolio invests in non-government securities which are subject to credit-risk of the bond issuer defaulting on interest and/or principal payments.

Investments at Estimated Fair Value

The fair values of the assets of the Pension Plan Trust at December 31, 2010 by asset class utilizing the fair value hierarchy discussed in Note 12 are as follows:

Asset Class	Level I	Level II	Level III	Total

Fixed income securities:
Corporate debt(a)	$-	$41,399	$-	$41,399
Government debt	-	7,449	-	7,449
Treasury securities	-	166,252	-	166,252
Other	-	318	-	318
Cash equivalents(b)	19,271	-	-	19,271
Total(c)	$19,271	$215,418	$-	$234,689
______________
(a)	This class represents bonds of U.S. and foreign issuers from diverse industries.
(b)	This class represents the Pension Plan Trust's investment in mutual funds that invest primarily in money market securities.
(c)
Total amount includes plan assets to Madison Square Garden of $9,451 as a result of the MSG Plans Transfer expected to be transferred in 2011, and excludes net receivables relating to securities sales that were not settled as of December 31, 2010.

The fair values of the Pension Plan assets included within the Master Trust at December 31, 2009 by asset class utilizing the fair value hierarchy discussed in Note 12 are as follows:

	Level I	Level II	Level III	Total

Fixed income securities(a)	$72,200	$-	$-	$72,200
Cash equivalents(b)	121,960	-	-	121,960
Total investments measured at fair value	$194,160	$-	$-	$194,160
______________
(a)	Represents the Master Trust's investment in mutual funds that invest primarily in long-duration government and non-government securities.
(b)	Represents the Master Trust's investment in mutual funds that invest primarily in money market securities.

Benefit Payments and Contributions for Defined Benefit Plans

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid relating to Cablevision's Defined Benefit Plans:

2011	17,791
2012	23,377
2013	27,361
2014	32,051
2015	34,577
2016-2020	203,003

Of the amounts expected to be paid in 2011, the Company has recorded $2,031 as a current liability in its consolidated balance sheets at December 31, 2010, since this amount represents the aggregate benefit payment obligation payable in the next twelve months that exceeds the fair value of aggregate plan assets at December 31, 2010.

The Company currently expects to contribute approximately $68,300 to the Pension Plan in 2011.

Defined Contribution Benefit Plans

The Company also maintains the Cablevision 401(k) Savings Plan, a contributory qualified defined contribution plan for the benefit of non-union employees of the Company.  Employees can contribute a percentage of eligible annual compensation and the Company will make a matching cash contribution or discretionary contribution, as defined in the plan.  In addition, the Company maintains an unfunded non-qualified excess savings plan for which the Company provides a matching contribution similar to the Cablevision 401(k) Savings Plan.  The cost associated with these plans was $23,395, $21,377 and $18,898 for the years ended December 31, 2010, 2009 and 2008, respectively.

In addition, Newsday made matching contributions for a portion of its employees voluntary contributions aggregating $539 to a Tribune sponsored 401(k) plan for the period from July 30, 2008 through December 31, 2008.